Shareholders' Equity (Deficit) - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock shares outstanding	0	0	0
Preferred stock shares issued	0	0	0
Preferred stock par or stated value per share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Public Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding	11,500,000	11,500,000
Class of warrants or rights period after which the warrants or rights are exercisable	30 days	30 days
Class of warrants or rights period of expiry	5 years	5 years
Period within which amendment to the registration statement shall be filed from the date of consummation of business combination	20 days	20 days
Period within which amendment to the registration statement shall be effective from the date of consummation of business combination	60 days	60 days
Class of warrants or rights redemption price per unit | $ / shares	$ 0.01	$ 0.01
Class of warrants or rights minimum notice period to be given to warrant holders before redemption	30 days	30 days
Number of trading days for determining the share price	10 days	10 days
Public Warrants [Member] | Event Triggering The Redemption Of Public Warrants [Member]
Class of Stock [Line Items]
Share price | $ / shares	$ 18	$ 18
Number of trading days for determining the share price	10 days	10 days
Number of consecutive trading days for determining the share price	20 days	20 days
Public Warrants [Member] | Event Triggering The Excerciee Price Of Warrants [Member]
Class of Stock [Line Items]
Share price | $ / shares	$ 18	$ 18
Shares issued, price per share | $ / shares	$ 9.2	$ 9.2
Percentage of proceeds used or to be used for the consummation of business combination	60.00%	60.00%
Number of trading days for determining the volume weighted average price of shares	20 days	20 days
Volume weighted average price of shares | $ / shares	$ 9.2	$ 9.2
Exercise price of warrants as a percentage of market value of shares	115.00%	115.00%
Exercise price of warrants as a percentage of issue price of shares	115.00%	115.00%
Share redemption trigger price as a percentage of market value of shares	180.00%	180.00%
Share redemption trigger price as a percentage of issue price of shares	180.00%	180.00%
Private Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, outstanding	13,550,000	13,550,000
Class of warrants or rights lock in period	30 days	30 days
Common Class A [Member]
Class of Stock [Line Items]
Common stock par or stated value per share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock shares issued	0	0	0
Common stock shares outstanding	0	0	0
Temporary equity, shares outstanding	23,000,000	23,000,000	0
Common stock shares number of votes per share	1	1
Common Class A [Member] | Founder [Member] | Maximum [Member]
Class of Stock [Line Items]
Percentage of shares outstanding on conversion from one class to another	20.00%	20.00%
Common Class B [Member]
Class of Stock [Line Items]
Common stock par or stated value per share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	50,000,000	50,000,000	50,000,000
Common stock shares issued	5,750,000	5,750,000	5,750,000
Common stock shares outstanding	5,750,000	5,750,000	5,750,000
Common stock shares number of votes per share	1	1